Distribution Date:	12/10/21	COMM 2015-CCRE24 Mortgage Trust
Determination Date:	12/06/21
Next Distribution Date:	01/12/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14-16		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	20		David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	25
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		CMBS Trustee	(302) 636-4140
Historical Liquidated Loan Detail	27		1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	28	Controlling Class	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	29	Representative
			-
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12593JBA3	1.652000%	70,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593JBB1	3.022000%	14,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593JBC9	3.445000%	107,950,000.00	77,473,313.05	1,953,458.08	222,412.97	0.00	0.00	2,175,871.05	75,519,854.97	33.51%	30.00%
A-3	12593JBD7	3.214000%	8,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593JBE5	3.432000%	300,000,000.00	280,288,375.98	0.00	801,624.76	0.00	0.00	801,624.76	280,288,375.98	33.51%	30.00%
A-5	12593JBF2	3.696000%	470,508,000.00	470,508,000.00	0.00	1,449,164.64	0.00	0.00	1,449,164.64	470,508,000.00	33.51%	30.00%
A-M	12593JBH8	4.028000%	85,025,000.00	85,025,000.00	0.00	285,400.58	0.00	0.00	285,400.58	85,025,000.00	26.67%	23.88%
B	12593JBJ4	4.378527%	95,435,000.00	95,435,000.00	0.00	348,220.64	0.00	0.00	348,220.64	95,435,000.00	18.99%	17.00%
C	12593JBK1	4.378527%	62,467,000.00	62,467,000.00	0.00	227,927.89	0.00	0.00	227,927.89	62,467,000.00	13.96%	12.50%
D	12593JBL9	3.463000%	71,143,000.00	71,143,000.00	0.00	205,306.84	0.00	0.00	205,306.84	71,143,000.00	8.24%	7.38%
E	12593JAL0	3.128527%	31,234,000.00	31,234,000.00	0.00	81,430.36	0.00	0.00	81,430.36	31,234,000.00	5.72%	5.13%
F	12593JAN6	3.128527%	13,881,000.00	13,881,000.00	0.00	36,189.24	0.00	0.00	36,189.24	13,881,000.00	4.61%	4.13%
G	12593JAQ9	3.128527%	15,617,000.00	15,617,000.00	0.00	40,715.18	0.00	0.00	40,715.18	15,617,000.00	3.35%	3.00%
H*	12593JAS5	3.128527%	41,645,303.00	41,645,303.00	0.00	415.27	0.00	0.00	415.27	41,645,303.00	0.00%	0.00%
V	12593JAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593JAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593JAY2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,388,155,303.00	1,244,716,992.03	1,953,458.08	3,698,808.37	0.00	0.00	5,652,266.45	1,242,763,533.95

Notional Certificates
X-A	12593JBG0	0.753932%	1,056,733,000.00	913,294,689.03	0.00	573,801.93	0.00	0.00	573,801.93	911,341,230.95
X-B	12593JAA4	0.000000%	157,902,000.00	157,902,000.00	0.00	0.00	0.00	0.00	0.00	157,902,000.00
X-C	12593JAC0	0.915527%	71,143,000.00	71,143,000.00	0.00	54,277.81	0.00	0.00	54,277.81	71,143,000.00
X-D	12593JAE6	1.250000%	31,234,000.00	31,234,000.00	0.00	32,535.42	0.00	0.00	32,535.42	31,234,000.00
X-E	12593JAG1	1.250000%	29,498,000.00	29,498,000.00	0.00	30,727.08	0.00	0.00	30,727.08	29,498,000.00
										Certificate Distribution Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-F	12593JAJ5	1.250000%	41,645,303.00	41,645,303.00	0.00	43,380.52	0.00	0.00	43,380.52	41,645,303.00
Notional SubTotal			1,388,155,303.00	1,244,716,992.03	0.00	734,722.76	0.00	0.00	734,722.76	1,242,763,533.95

Deal Distribution Total					1,953,458.08	4,433,531.13	0.00	0.00	6,386,989.21

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593JBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593JBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593JBC9	717.67774942	18.09595257	2.06033321	0.00000000	0.00000000	0.00000000	0.00000000	20.15628578	699.58179685
A-3	12593JBD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593JBE5	934.29458660	0.00000000	2.67208253	0.00000000	0.00000000	0.00000000	0.00000000	2.67208253	934.29458660
A-5	12593JBF2	1,000.00000000	0.00000000	3.08000000	0.00000000	0.00000000	0.00000000	0.00000000	3.08000000	1,000.00000000
A-M	12593JBH8	1,000.00000000	0.00000000	3.35666663	0.00000000	0.00000000	0.00000000	0.00000000	3.35666663	1,000.00000000
B	12593JBJ4	1,000.00000000	0.00000000	3.64877288	0.00000000	0.00000000	0.00000000	0.00000000	3.64877288	1,000.00000000
C	12593JBK1	1,000.00000000	0.00000000	3.64877279	0.00000000	0.00000000	0.00000000	0.00000000	3.64877279	1,000.00000000
D	12593JBL9	1,000.00000000	0.00000000	2.88583332	0.00000000	0.00000000	0.00000000	0.00000000	2.88583332	1,000.00000000
E	12593JAL0	1,000.00000000	0.00000000	2.60710636	0.00000000	0.00000000	0.00000000	0.00000000	2.60710636	1,000.00000000
F	12593JAN6	1,000.00000000	0.00000000	2.60710612	0.00000000	0.00000000	0.00000000	0.00000000	2.60710612	1,000.00000000
G	12593JAQ9	1,000.00000000	0.00000000	2.60710636	0.00000000	0.00000000	0.00000000	0.00000000	2.60710636	1,000.00000000
H	12593JAS5	1,000.00000000	0.00000000	0.00997159	2.59713466	33.03782374	0.00000000	0.00000000	0.00997159	1,000.00000000
V	12593JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593JAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593JAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593JBG0	864.26248544	0.00000000	0.54299613	0.00000000	0.00000000	0.00000000	0.00000000	0.54299613	862.41390299
X-B	12593JAA4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593JAC0	1,000.00000000	0.00000000	0.76293957	0.00000000	0.00000000	0.00000000	0.00000000	0.76293957	1,000.00000000
X-D	12593JAE6	1,000.00000000	0.00000000	1.04166677	0.00000000	0.00000000	0.00000000	0.00000000	1.04166677	1,000.00000000
X-E	12593JAG1	1,000.00000000	0.00000000	1.04166655	0.00000000	0.00000000	0.00000000	0.00000000	1.04166655	1,000.00000000
X-F	12593JAJ5	1,000.00000000	0.00000000	1.04166657	0.00000000	0.00000000	0.00000000	0.00000000	1.04166657	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	222,412.97	0.00	222,412.97	0.00	0.00	0.00	222,412.97	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/21 - 11/30/21	30	0.00	801,624.76	0.00	801,624.76	0.00	0.00	0.00	801,624.76	0.00
A-5	11/01/21 - 11/30/21	30	0.00	1,449,164.64	0.00	1,449,164.64	0.00	0.00	0.00	1,449,164.64	0.00
X-A	11/01/21 - 11/30/21	30	0.00	573,801.93	0.00	573,801.93	0.00	0.00	0.00	573,801.93	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	11/01/21 - 11/30/21	30	0.00	54,277.81	0.00	54,277.81	0.00	0.00	0.00	54,277.81	0.00
X-D	11/01/21 - 11/30/21	30	0.00	32,535.42	0.00	32,535.42	0.00	0.00	0.00	32,535.42	0.00
X-E	11/01/21 - 11/30/21	30	0.00	30,727.08	0.00	30,727.08	0.00	0.00	0.00	30,727.08	0.00
X-F	11/01/21 - 11/30/21	30	0.00	43,380.52	0.00	43,380.52	0.00	0.00	0.00	43,380.52	0.00
A-M	11/01/21 - 11/30/21	30	0.00	285,400.58	0.00	285,400.58	0.00	0.00	0.00	285,400.58	0.00
B	11/01/21 - 11/30/21	30	0.00	348,220.64	0.00	348,220.64	0.00	0.00	0.00	348,220.64	0.00
C	11/01/21 - 11/30/21	30	0.00	227,927.89	0.00	227,927.89	0.00	0.00	0.00	227,927.89	0.00
D	11/01/21 - 11/30/21	30	0.00	205,306.84	0.00	205,306.84	0.00	0.00	0.00	205,306.84	0.00
E	11/01/21 - 11/30/21	30	0.00	81,430.36	0.00	81,430.36	0.00	0.00	0.00	81,430.36	0.00
F	11/01/21 - 11/30/21	30	0.00	36,189.24	0.00	36,189.24	0.00	0.00	0.00	36,189.24	0.00
G	11/01/21 - 11/30/21	30	0.00	40,715.18	0.00	40,715.18	0.00	0.00	0.00	40,715.18	0.00
H	11/01/21 - 11/30/21	30	1,267,711.72	108,573.73	0.00	108,573.73	108,158.46	0.00	0.00	415.27	1,375,870.18
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,267,711.72	4,541,689.59	0.00	4,541,689.59	108,158.46	0.00	0.00	4,433,531.13	1,375,870.18

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	6,386,989.21
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,559,316.03	Master Servicing Fee	11,879.68
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,109.25
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	518.63
ARD Interest	0.00	Operating Advisor Fee	1,908.90
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,559,316.03	Total Fees	17,626.45

Principal		Expenses/Reimbursements
Scheduled Principal	1,953,458.08	Reimbursement for Interest on Advances	223.81
Unscheduled Principal Collections		ASER Amount	77,212.75
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,721.90
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,953,458.08	Total Expenses/Reimbursements	108,158.46

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,433,531.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,953,458.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,386,989.21
Total Funds Collected	6,512,774.11	Total Funds Distributed	6,512,774.12

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,244,716,992.57	1,244,716,992.57	Beginning Certificate Balance	1,244,716,992.03
(-) Scheduled Principal Collections	1,953,458.08	1,953,458.08	(-) Principal Distributions	1,953,458.08
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,242,763,534.49	1,242,763,534.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,247,259,362.81	1,247,259,362.81	Ending Certificate Balance	1,242,763,533.95
Ending Actual Collateral Balance	1,245,494,829.77	1,245,494,829.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.54)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.54)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	75,012,842.89	6.04%	42	4.5681	NAP	Defeased	8	75,012,842.89	6.04%	42	4.5681	NAP
	7,499,999 or less	36	129,368,177.18	10.41%	42	4.6505	1.840271	1.39 or less	20	486,975,760.86	39.18%	44	4.2631	0.916869
7,500,000 to 14,999,999		8	81,669,668.37	6.57%	34	4.3972	1.225622	1.40 to 1.44	4	57,388,068.09	4.62%	43	4.6712	1.418239
15,000,000 to 24,999,999		10	192,682,577.96	15.50%	42	4.5526	1.996766	1.45 to 1.54	2	43,277,345.44	3.48%	43	4.3914	1.516758
25,000,000 to 49,999,999		7	236,594,977.37	19.04%	43	4.2337	1.813548	1.55 to 1.99	20	252,423,536.44	20.31%	42	4.5831	1.869085
50,000,000 to 74,999,999		4	245,817,755.53	19.78%	43	4.6592	1.060746	2.00 to 2.49	11	112,137,496.64	9.02%	43	4.4679	2.250770
	75,000,000 or greater	3	281,617,535.19	22.66%	47	4.0312	1.924643	2.50 to 2.99	8	149,436,484.13	12.02%	43	4.3694	2.675605
	Totals	76	1,242,763,534.49	100.00%	43	4.3958	1.664198	3.00 or greater	3	66,112,000.00	5.32%	42	4.1629	3.587801
								Totals	76	1,242,763,534.49	100.00%	43	4.3958	1.664198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	20	75,012,842.89	6.04%	42	4.5681	NAP
							Defeased	20	75,012,842.89	6.04%	42	4.5681	NAP
Alabama	1	2,957,241.48	0.24%	43	4.9700	1.409300
							Industrial	24	135,278,022.50	10.89%	43	4.4328	1.715989
Arizona	2	10,245,832.36	0.82%	42	4.4825	2.337195
							Lodging	11	258,707,619.05	20.82%	41	4.5063	1.792554
California	12	317,846,210.50	25.58%	46	4.1368	1.882093
							Mixed Use	5	124,364,826.17	10.01%	43	4.1849	1.753844
Colorado	5	112,023,073.88	9.01%	43	4.8054	1.537226
							Mobile Home Park	5	66,305,869.30	5.34%	43	4.4111	1.485491
Florida	12	145,050,600.28	11.67%	42	4.4375	2.321223
							Multi-Family	15	88,481,201.26	7.12%	43	4.6559	1.874432
Illinois	5	25,430,709.78	2.05%	43	4.7549	1.582405
							Office	18	212,017,633.98	17.06%	43	4.4289	1.778930
Indiana	7	28,113,034.33	2.26%	43	4.3060	1.905200
							Retail	22	274,910,289.94	22.12%	45	4.1963	1.381124
Kentucky	8	50,472,606.07	4.06%	43	4.3884	2.406840
							Self Storage	3	7,685,227.69	0.62%	43	4.8484	2.544178
Michigan	11	49,310,269.53	3.97%	43	4.6381	1.566989
							Totals	123	1,242,763,534.49	100.00%	43	4.3958	1.664198
Minnesota	1	7,321,939.46	0.59%	43	4.9430	1.387800

Mississippi	1	7,098,915.31	0.57%	41	4.3800	2.714300

Missouri	2	9,850,201.74	0.79%	42	4.5270	0.856200

Nevada	3	21,604,592.38	1.74%	43	4.6241	1.560536

New York	5	118,756,147.24	9.56%	43	4.0994	1.308287

North Carolina	3	13,090,691.88	1.05%	43	4.3102	2.076842

Ohio	3	22,471,543.85	1.81%	42	4.1779	0.764116

Oregon	1	52,312,041.73	4.21%	44	4.7800	0.627700

Pennsylvania	1	55,110,676.76	4.43%	43	4.2700	0.660900

South Carolina	1	11,588,349.26	0.93%	43	4.3060	1.905200

Tennessee	6	17,198,656.05	1.38%	43	4.4196	1.884385

Texas	10	66,788,877.98	5.37%	42	4.5762	1.620799

Virginia	2	18,150,623.78	1.46%	3	4.5289	0.853989

Wisconsin	1	4,957,854.26	0.40%	43	4.5420	1.647600

Totals	123	1,242,763,534.49	100.00%	43	4.3958	1.664198

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	75,012,842.89	6.04%	42	4.5681	NAP	Defeased	8	75,012,842.89	6.04%	42	4.5681	NAP
	4.4999% or less	25	631,611,291.83	50.82%	44	4.1076	1.815651	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	21	312,965,216.50	25.18%	43	4.5967	1.541600	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	22	223,174,183.27	17.96%	42	4.8715	1.458493	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	76	1,242,763,534.49	100.00%	43	4.3958	1.664198	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	68	1,167,750,691.60	93.96%	43	4.3847	1.673945
								Totals	76	1,242,763,534.49	100.00%	43	4.3958	1.664198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	75,012,842.89	6.04%	42	4.5681	NAP	Defeased	8	75,012,842.89	6.04%	42	4.5681	NAP
	60 months or less	68	1,167,750,691.60	93.96%	43	4.3847	1.673945	Interest Only	15	277,585,254.99	22.34%	41	4.4027	2.306959
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	53	890,165,436.61	71.63%	44	4.3791	1.476549
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	76	1,242,763,534.49	100.00%	43	4.3958	1.664198
	Totals	76	1,242,763,534.49	100.00%	43	4.3958	1.664198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	75,012,842.89	6.04%	42	4.5681	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	61	997,577,995.87	80.27%	43	4.3139	1.708613
	12 to 24 months	7	170,172,695.73	13.69%	43	4.7994	1.470717
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	76	1,242,763,534.49	100.00%	43	4.3958	1.664198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100419	RT	Lakewood	CA	Actual/360	3.432%	264,951.61	404,726.22	0.00	N/A	06/01/26	--	92,640,424.07	92,235,697.85	12/01/21
2	304241002	LO	Miami Beach	FL	Actual/360	4.340%	343,583.33	0.00	0.00	N/A	07/06/25	--	95,000,000.00	95,000,000.00	12/06/21
3	656100443	IN	Various	Various	Actual/360	4.306%	339,144.71	131,317.92	0.00	N/A	07/01/25	--	94,513,155.26	94,381,837.34	12/01/21
4	28000712	OF	Greenwood Village	CO	Actual/360	4.877%	292,990.26	96,067.02	0.00	N/A	07/06/25	--	72,091,104.06	71,995,037.04	06/06/21
5	407000509	RT	Los Angeles	CA	Actual/360	4.651%	257,355.33	0.00	0.00	N/A	08/06/25	--	66,400,000.00	66,400,000.00	12/06/21
6	304241006	MU	Pittsburgh	PA	Actual/360	4.270%	196,497.86	111,203.69	0.00	N/A	07/06/25	--	55,221,880.45	55,110,676.76	12/06/21
7	28200723	OF	New York	NY	Actual/360	3.665%	151,988.73	153,721.04	0.00	N/A	07/06/25	--	49,764,387.64	49,610,666.60	12/06/21
8	304241008	LO	Portland	OR	Actual/360	4.780%	208,764.51	97,457.91	0.00	N/A	08/06/25	--	52,409,499.64	52,312,041.73	03/06/20
9	407000505	MF	Sacramento	CA	Actual/360	4.511%	132,069.58	59,715.84	0.00	N/A	08/06/25	--	35,128,779.82	35,069,063.98	12/06/21
10	28000697	MH	Bohemia	NY	Actual/360	4.386%	134,704.89	53,520.36	0.00	N/A	07/06/25	--	36,854,962.94	36,801,442.58	12/06/21
11	301880087	OF	Various	MI	Actual/360	4.582%	116,022.49	48,191.22	0.00	N/A	07/06/25	--	30,385,635.63	30,337,444.41	12/06/21
12	28000715	LO	Centennial	CO	Actual/360	4.652%	110,284.12	47,537.43	0.00	N/A	07/06/25	--	28,448,181.38	28,400,643.95	12/06/21
13	304241013	MU	Los Angeles	CA	Actual/360	3.898%	97,450.00	0.00	0.00	N/A	07/06/25	--	30,000,000.00	30,000,000.00	12/06/21
14	656100441	MF	Irving	TX	Actual/360	4.510%	103,092.95	44,018.15	0.00	N/A	07/06/25	--	27,430,495.85	27,386,477.70	12/06/21
15	407000487	RT	San Francisco	CA	Actual/360	4.253%	93,608.05	39,255.24	0.00	N/A	07/06/25	--	26,414,971.09	26,375,715.85	12/06/21
16	28000653	MU	Fort Worth	TX	Actual/360	4.240%	80,927.49	46,824.72	0.00	N/A	05/06/25	--	22,904,007.17	22,857,182.45	12/06/21
17	304241017	IN	Arlington	TX	Actual/360	4.614%	93,741.57	38,472.19	0.00	N/A	07/06/25	--	24,382,763.79	24,344,291.60	12/06/21
18	28000709	OF	Chattanooga	TN	Actual/360	4.805%	85,992.66	39,999.57	0.00	N/A	07/06/25	--	21,475,794.22	21,435,794.65	12/06/21
20	407000485	MF	Various	Various	Actual/360	4.892%	84,857.49	33,481.60	0.00	N/A	07/06/25	--	20,815,411.18	20,781,929.58	12/06/21
21	28000698	MH	East Hampton	NY	Actual/360	4.377%	76,262.53	30,410.00	0.00	N/A	07/06/25	--	20,908,163.56	20,877,753.56	12/06/21
22	407000368	RT	Vero Beach	FL	Actual/360	4.551%	73,057.49	33,977.48	0.00	N/A	12/06/24	--	19,265,792.52	19,231,815.04	12/06/21
23	304241023	OF	Louisville	KY	Actual/360	4.242%	73,755.86	0.00	0.00	N/A	06/06/25	--	20,862,000.00	20,862,000.00	12/06/21
24	304241024	IN	Buffalo Grove	IL	Actual/360	4.890%	67,573.25	30,498.78	0.00	N/A	07/06/25	--	16,582,392.34	16,551,893.56	12/06/21
25	656100429	LO	Cuyahoga Falls	OH	Actual/360	4.060%	50,844.43	44,763.54	0.00	N/A	06/06/25	--	15,027,911.55	14,983,148.01	12/06/21
26	407000496	RT	Las Vegas	NV	Actual/360	4.713%	61,381.19	29,511.95	0.00	N/A	07/06/25	--	15,630,224.12	15,600,712.17	12/06/21
27	304241027	LO	Cambria	CA	Actual/360	4.575%	62,239.06	0.00	0.00	N/A	06/06/25	--	16,325,000.00	16,325,000.00	12/06/21
28	304241028	LO	Pismo Beach	CA	Actual/360	4.575%	58,140.62	0.00	0.00	N/A	06/06/25	--	15,250,000.00	15,250,000.00	12/06/21
29	304241029	LO	Cambria	CA	Actual/360	4.575%	46,703.12	0.00	0.00	N/A	06/06/25	--	12,250,000.00	12,250,000.00	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	304241030	IN	Anaheim	CA	Actual/360	4.150%	37,350.00	0.00	0.00	N/A	01/06/25	--	10,800,000.00	10,800,000.00	12/06/21
31	301880057	MF	St. Louis	MO	Actual/360	4.527%	37,223.68	16,909.30	0.00	N/A	06/06/25	--	9,867,111.04	9,850,201.74	12/06/21
32	656100423	LO	Blacksburg	VA	Actual/360	4.310%	34,802.73	0.00	0.00	N/A	12/06/21	--	9,689,854.99	9,689,854.99	11/06/21
33	656100437	OF	San Francisco	CA	Actual/360	4.160%	32,667.23	16,001.31	0.00	N/A	07/06/25	--	9,423,240.55	9,407,239.24	12/06/21
34	656100434	MU	Brooklyn	NY	Actual/360	4.520%	35,785.01	13,478.80	0.00	N/A	07/06/25	--	9,500,445.76	9,486,966.96	12/06/21
35	28000668	LO	Corpus Christi	TX	Actual/360	5.021%	31,087.25	31,718.81	0.00	N/A	05/06/25	--	7,429,734.65	7,398,015.84	11/06/21
36	304241036	RT	Virginia Beach	VA	Actual/360	4.779%	33,753.81	13,878.04	0.00	N/A	07/06/22	--	8,474,646.83	8,460,768.79	08/06/20
37	407000482	MF	Bemidji	MN	Actual/360	4.943%	30,215.43	13,385.40	0.00	N/A	07/06/25	--	7,335,324.86	7,321,939.46	12/06/21
38	301880059	LO	Dlberville	MS	Actual/360	4.380%	25,963.06	14,253.15	0.00	N/A	05/06/25	--	7,113,168.46	7,098,915.31	12/06/21
39	301880066	RT	East Lansing	MI	Actual/360	4.433%	27,899.91	10,934.60	0.00	N/A	06/06/25	--	7,552,423.24	7,541,488.64	12/06/21
40	28000710	OF	Wyoming	MI	Actual/360	5.000%	28,690.78	9,557.76	0.00	07/06/25	07/06/30	--	6,885,787.96	6,876,230.20	12/06/21
41	301880069	OF	Delray Beach	FL	Actual/360	4.422%	23,905.12	11,239.17	0.00	N/A	07/06/25	--	6,487,142.03	6,475,902.86	12/06/21
42	304241042	MU	Garden Grove	CA	Actual/360	4.110%	23,666.75	0.00	0.00	N/A	05/06/25	--	6,910,000.00	6,910,000.00	12/06/21
45	656100432	RT	Glendale	AZ	Actual/360	4.380%	22,097.66	9,975.39	0.00	N/A	06/06/25	--	6,054,154.23	6,044,178.84	12/06/21
46	28000708	OF	Englewood	CO	Actual/360	4.888%	20,445.43	9,234.43	0.00	N/A	07/06/25	--	5,019,335.87	5,010,101.44	11/06/21
47	301880078	MF	Wausau	WI	Actual/360	4.542%	18,797.44	8,443.90	0.00	N/A	07/06/25	--	4,966,298.16	4,957,854.26	12/06/21
48	304241048	RT	Loveland	CO	Actual/360	4.450%	16,609.19	12,699.72	0.00	N/A	07/06/25	--	4,478,883.27	4,466,183.55	12/06/21
49	28000705	OF	Grand Rapids	MI	Actual/360	4.805%	18,273.44	8,499.91	0.00	N/A	07/06/25	--	4,563,606.19	4,555,106.28	12/06/21
50	301880073	RT	Temecula	CA	Actual/360	4.546%	17,197.39	8,273.72	0.00	N/A	06/06/25	--	4,539,565.68	4,531,291.96	12/06/21
51	407000473	RT	Miami	FL	Actual/360	4.585%	16,647.61	8,429.52	0.00	N/A	03/06/25	--	4,356,588.61	4,348,159.09	12/06/21
52	407000501	RT	Margate	FL	Actual/360	4.524%	17,931.59	6,711.86	0.00	N/A	08/06/25	--	4,756,389.52	4,749,677.66	12/06/21
54	301880075	MH	Brooksville	FL	Actual/360	4.561%	12,881.44	5,745.10	0.00	N/A	07/06/25	--	3,389,108.74	3,383,363.64	12/06/21
55	301880076	SS	Brooksville	FL	Actual/360	4.711%	3,491.37	1,571.80	0.00	N/A	07/06/25	--	889,333.24	887,761.44	12/06/21
57	301880063	OF	Raleigh	NC	Actual/360	4.320%	14,322.64	7,999.45	0.00	N/A	06/06/25	--	3,978,509.96	3,970,510.51	12/06/21
58	656100433	RT	Glendale	AZ	Actual/360	4.630%	16,234.09	5,886.78	0.00	N/A	06/06/25	--	4,207,540.30	4,201,653.52	12/06/21
59	28000685	MH	Colorado Springs & Ma CO		Actual/360	4.588%	13,736.22	10,099.45	0.00	N/A	06/06/25	--	3,592,734.92	3,582,635.47	12/06/21
60	28000683	MF	Bowling Green	KY	Actual/360	5.012%	14,384.09	6,258.03	0.00	N/A	06/06/25	--	3,443,915.24	3,437,657.21	12/06/21
61	407000498	SS	Houston	TX	Actual/360	4.857%	13,597.44	6,208.05	0.00	N/A	07/06/25	--	3,359,121.21	3,352,913.16	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
62	304241062	SS	Spring Hill	FL	Actual/360	4.875%	14,016.10	5,564.60	0.00	N/A	07/06/25	--	3,450,117.69	3,444,553.09	12/06/21
63	407000469	MF	McAllen	TX	Actual/360	4.508%	12,179.97	5,571.70	0.00	N/A	06/06/25	--	3,241,867.50	3,236,295.80	12/06/21
64	301880088	RT	Edinburg	TX	Actual/360	5.015%	13,143.30	5,677.56	0.00	N/A	07/06/25	--	3,144,957.47	3,139,279.91	12/06/21
65	304241065	MH	Merced	CA	Actual/360	4.380%	11,309.08	6,176.23	0.00	N/A	06/06/25	--	3,098,377.85	3,092,201.62	12/06/21
66	301880082	RT	Las Vegas	NV	Actual/360	4.380%	11,288.29	6,197.02	0.00	N/A	05/06/25	--	3,092,681.83	3,086,484.81	12/06/21
67	407000491	MF	Troy	AL	Actual/360	4.970%	12,270.21	5,384.45	0.00	N/A	07/06/25	--	2,962,625.93	2,957,241.48	12/06/21
68	407000476	OF	Las Vegas	NV	Actual/360	4.410%	10,742.75	5,801.86	0.00	N/A	06/06/25	--	2,923,197.26	2,917,395.40	12/06/21
69	304241069	MF	Englewood	OH	Actual/360	4.630%	9,632.84	4,771.45	0.00	N/A	07/06/25	--	2,496,632.28	2,491,860.83	12/06/21
70	301880074	MF	Ionia	MI	Actual/360	4.550%	9,263.84	4,751.82	0.00	N/A	03/06/25	--	2,443,210.74	2,438,458.92	12/06/21
71	28000689	RT	New Hyde Park	NY	Actual/360	4.716%	7,806.71	7,122.44	0.00	N/A	06/06/25	--	1,986,439.98	1,979,317.54	06/06/21
72	28000695	MH	Gypsum	CO	Actual/360	4.979%	8,941.53	3,911.40	0.00	N/A	07/06/25	--	2,155,019.30	2,151,107.90	12/06/21
73	407000478	RT	Oviedo	FL	Actual/360	4.965%	8,155.97	3,607.09	0.00	N/A	06/06/25	--	1,971,230.90	1,967,623.81	12/06/21
74	304241074	MF	Jacksonville	FL	Actual/360	4.380%	6,637.23	3,604.16	0.00	N/A	07/06/25	--	1,818,419.22	1,814,815.06	12/06/21
75	407000467	SS	Georgetown	KY	Actual/360	4.189%	5,540.30	3,250.98	0.00	N/A	03/06/25	--	1,586,910.83	1,583,659.85	12/06/21
76	28000690	RT	Canyon Lake	TX	Actual/360	5.200%	3,887.00	0.00	0.00	07/06/25	07/06/30	--	897,000.00	897,000.00	12/06/21
77	28000717	RT	Pleasanton	TX	Actual/360	5.026%	3,582.70	0.00	0.00	07/06/25	07/06/30	--	855,400.00	855,400.00	12/06/21
78	28000720	RT	Peoria	IL	Actual/360	5.025%	3,538.44	0.00	0.00	07/06/25	07/06/30	--	845,000.00	845,000.00	12/06/21
79	28000718	RT	Bridgeport	IL	Actual/360	5.024%	3,401.67	0.00	0.00	07/06/25	07/06/30	--	812,500.00	812,500.00	12/06/21
80	28000719	RT	Tremont	IL	Actual/360	5.023%	3,264.95	0.00	0.00	07/06/25	07/06/30	--	780,000.00	780,000.00	12/06/21
81	28000691	RT	Wheeler	TX	Actual/360	5.200%	3,070.17	0.00	0.00	07/06/25	07/06/30	--	708,500.00	708,500.00	12/06/21
Totals							4,559,316.03	1,953,458.08	0.00				1,244,716,992.57	1,242,763,534.49
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	30,589,826.64	20,337,145.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,437,785.00	12,519,841.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	20,975,232.01	17,852,440.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,180,826.00	5,764,566.00	01/01/20	09/30/20	--	0.00	0.00	388,420.48	2,332,505.73	0.00	0.00
5	0.00	1,296,047.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,374,333.65	1,348,021.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	13,995,623.38	6,144,509.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,971,426.00	0.00	--	--	12/07/21	16,399,762.69	854,655.91	240,502.08	5,557,880.58	922,634.76	0.00
9	4,498,003.29	4,068,376.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,366,763.70	2,593,169.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,279,860.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(73.46)	1,334,399.71	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,710,176.50	3,365,198.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	3,889,836.40	3,248,884.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	9,575,365.47	5,145,899.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,545,736.07	1,544,012.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	2,729,132.00	675,292.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,696,633.03	1,306,741.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,561,722.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,263,188.96	2,389,756.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	1,308,270.67	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
25	(164,992.54)	223,619.09	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,503,629.12	393,326.53	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,530,620.41	1,851,562.04	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,053,970.58	3,200,203.02	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	703,489.54	1,574,809.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	629,498.07	445,465.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	124,940.48	209,543.88	01/01/21	06/30/21	12/07/21	232,295.06	0.00	34,414.34	34,414.34	0.00	0.00
33	1,389,578.00	1,090,459.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	784,542.35	381,658.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	306,590.98	01/01/21	06/30/21	--	0.00	0.00	62,775.10	62,775.10	0.00	0.00
36	572,095.00	0.00	--	--	12/07/21	2,108,757.74	67,863.69	39,060.68	689,719.89	133,778.79	0.00
37	775,742.96	577,900.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,204,707.35	1,436,008.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	763,949.56	449,192.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	937,129.68	256,009.80	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	732,452.18	544,512.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	760,539.36	462,703.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	810,425.12	751,071.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	440,596.21	355,746.15	01/01/21	09/30/21	--	0.00	0.00	29,658.95	29,658.95	0.00	0.00
47	572,598.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	762,124.00	516,921.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	589,578.32	539,505.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	6,746.84	0.00
50	383,724.95	184,694.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	402,780.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	279,421.79	129,772.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	136,230.32	85,030.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	615,712.39	531,857.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	446,151.40	477,522.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	703,216.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	473,076.09	379,437.41	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	375,016.64	201,776.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	359,900.16	195,463.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	382,884.70	319,217.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	489,066.36	282,933.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	78,196.90	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	391,252.00	294,070.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	380,324.00	279,750.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	504,881.00	262,140.00	01/01/20	06/30/20	12/07/21	917,077.60	14,243.16	11,311.31	79,404.24	34,431.60	0.00
72	279,049.47	228,405.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	117,273.50	44,337.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	350,778.97	140,354.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	94,862.12	47,431.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	90,604.79	45,302.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	84,409.40	42,204.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	81,706.01	40,853.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	79,202.44	39,601.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	74,040.10	37,020.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	154,694,176.30	112,176,758.22				19,657,893.09	936,762.76	806,142.93	8,786,358.83	1,097,591.99	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/10/21	0	0.00	0	0.00	4	134,747,165.10	0	0.00	1	1,979,317.54	0	0.00	0	0.00	0	0.00	4.395753%	4.349701%	43
11/15/21	0	0.00	0	0.00	4	134,961,690.51	0	0.00	1	1,986,439.98	0	0.00	0	0.00	0	0.00	4.395521%	4.349474%	44
10/13/21	0	0.00	0	0.00	4	135,157,293.49	0	0.00	1	1,993,274.44	0	0.00	1	49,069.26	1	4,616,225.82	4.395292%	4.351195%	45
09/13/21	0	0.00	2	74,272,716.41	2	61,097,461.49	0	0.00	1	2,000,342.28	0	0.00	1	64,985.58	0	0.00	4.397254%	4.353284%	46
08/12/21	2	74,364,676.31	0	0.00	2	61,199,415.83	0	0.00	1	2,007,120.51	0	0.00	1	25,523.20	0	0.00	4.397024%	4.353058%	47
07/12/21	0	0.00	0	0.00	2	61,300,952.24	0	0.00	1	2,013,871.33	0	0.00	1	21,714.65	0	0.00	4.396798%	4.350880%	48
06/11/21	1	15,244,409.13	1	72,536,637.54	2	61,410,192.80	0	0.00	1	2,020,858.51	0	0.00	0	0.00	0	0.00	4.396580%	4.350660%	49
05/12/21	2	87,907,287.59	0	0.00	3	63,538,418.96	0	0.00	1	2,027,553.76	0	0.00	1	66,854.87	0	0.00	4.396366%	4.350448%	50
04/12/21	0	0.00	0	0.00	4	136,368,008.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396148%	4.352184%	51
03/12/21	0	0.00	0	0.00	4	136,557,798.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395936%	4.351971%	52
02/12/21	0	0.00	0	0.00	4	136,801,645.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395721%	4.351753%	53
01/12/21	1	15,460,652.77	1	72,992,590.15	3	63,997,051.26	0	0.00	0	0.00	0	0.00	0	0.00	1	5,483,796.11	4.395511%	4.351543%	54
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	28000712	06/06/21	5	6	388,420.48	2,332,505.73	69,635.24	72,536,637.54	11/27/20	2
8	304241008	03/06/20	20	6	240,502.08	5,557,880.58	973,531.38	54,211,386.56	06/18/20	13
32	656100423	11/06/21	0	5	34,414.34	34,414.34	0.00	9,689,854.99	10/14/21	13
35	28000668	11/06/21	0	B	62,775.10	62,775.10	0.00	7,429,734.65
36	304241036	08/06/20	15	6	39,060.68	689,719.89	170,605.50	8,668,624.54	09/22/20	1
46	28000708	11/06/21	0	B	29,658.95	29,658.95	0.00	5,019,335.87
71	28000689	06/06/21	5	6	11,311.31	79,404.24	106,991.58	2,020,858.47	09/16/20	7			04/19/21
Totals					806,142.93	8,786,358.83	1,320,763.70	159,576,432.62
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		9,689,855	0	9,689,855		0
0 - 6 Months		0	0	0		0
7 - 12 Months		8,460,769	0	8,460,769		0
13 - 24 Months		0	0	0		0
25 - 36 Months		19,231,815	19,231,815	0		0
37 - 48 Months		1,101,370,768	975,084,371	124,307,079		1,979,318
49 - 60 Months		92,235,698	92,235,698	0		0
> 60 Months		11,774,630	11,774,630	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	1,242,763,534	1,098,326,514	0	0	132,767,848	1,979,318
Nov-21	1,244,716,993	1,109,755,302	0	0	132,975,251	1,986,440
Oct-21	1,246,538,912	1,111,381,619	0	0	133,164,019	1,993,274
Sep-21	1,253,151,144	1,117,780,966	0	72,272,374	61,097,461	2,000,342
Aug-21	1,255,030,468	1,119,466,376	72,357,556	0	61,199,416	2,007,121
Jul-21	1,256,863,729	1,193,548,905	0	0	61,300,952	2,013,871
Jun-21	1,258,683,646	1,107,471,548	15,244,409	72,536,638	61,410,193	2,020,859
May-21	1,260,360,485	1,108,914,778	87,907,288	0	61,510,865	2,027,554
Apr-21	1,262,213,305	1,125,845,296	0	0	136,368,009	0
Mar-21	1,263,877,546	1,127,319,748	0	0	136,557,798	0
Feb-21	1,265,882,695	1,129,081,050	0	0	136,801,645	0
Jan-21	1,267,533,560	1,115,083,266	15,460,653	72,992,590	63,997,051	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	28000712	71,995,037.04	72,536,637.54	80,000,000.00	01/20/21	5,556,517.00	1.91670	09/30/20	07/06/25	283
8	304241008	52,312,041.73	54,211,386.56	44,900,000.00	04/09/21	2,306,794.00	0.62770	12/31/19	08/06/25	283
32	656100423	9,689,854.99	9,689,854.99	10,400,000.00	08/26/20	156,671.52	0.72580	06/30/21	12/06/21	I/O
36	304241036	8,460,768.79	8,668,624.54	7,700,000.00	10/28/20	572,095.00	1.00080	12/31/20	07/06/22	283
71	28000689	1,979,317.54	2,020,858.47	1,400,000.00	08/04/21	253,091.00	2.82540	06/30/20	06/06/25	185
Totals		144,437,020.09	147,127,362.10	144,400,000.00		8,845,168.52

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	28000712	OF	CO	11/27/20	2

The loan transferred on 11/20/20, due for the November payment. Collateral consists of the main lobby, first floor restaurant and 11 floors of office space. The largest tenant at origination, Newmont Mining, vacated 218K SF upon their lease expiration in 10/2020. Lender has conditionally approved an assumption, where the buyer will provide a $10M principal pay down, reinstate the loan and fund shortfalls going forward. Yield maintenance is proposed to be waived for the

	remainder of the loan term		.

8	304241008	LO	OR	06/18/20	13

The Property is a 205-key independent hotel located in Portland's financial and retail district. The Loan transferred SS on 6/18/20 due to Delinquent Payments as a result of COVID-19. The moratorium has been lifted and Lender engaged counsel to begin enforcement of remedies. Borrower has indicated they will not be able to make monthly debt service payments and have requested a Loan Modification. Lender is currently awaiting a new proposal from Borrower. In the interim,

	Lender will dual-track foreclosure and appointment of receiver if deemed necessary.

32	656100423	LO	VA	10/14/21	13
	Borrower has requested an additional 12 months discussion. The Loan matures 12/6/21. Discussions with Borrower are ongoing.

36	304241036	RT	VA	09/22/20	1

This Loan transferred to Special Servicing on 9/22/2020. SS continues negotiations with the Borrower in pursuit of a resolution to the current default. SS will continue to work with the Borrower over the reporting period to define a resolution and

	dual-track foreclosure in the absence of an agreement. Borrower has submitted draft leasing proposals from two major tenants and the same is under evaluation.

71	28000689	RT	NY	09/16/20	7

REO Title Date: 4/19/21. Description of Collateral: Collateral consists of a 14,651 SF, four unit retail center located in New Hyde Park, New York. Property was built in 1999, and is subject to a 49 year ground lease (08/1999 - 07/2049); currently

$322K/y ear with 10% increases every 5 years. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: Property Inspection dated 6/29/20 reported that the Property was in normal condition for its age/market with no

DM noted. Vacant units were observed to be in lease-ready condition. Leasing Summary: Duane Reade (61% NRA) vacated at 8/20 LXP and PetValu (21% NRA) vacated at 2/20 LXP. As of 4/21 the Property is 18% occupied. Marketing

	Summary: Property will be included in the Jan Gen I auction listed with RIPCO. Colliers is the manager and RIPCO is the leasing agent.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	304241002	95,000,000.00	4.34000%	95,000,000.00 4.34000%		10	07/06/20	06/06/20	08/06/20
12	28000715	29,155,424.24	4.65200%	29,114,396.08 4.65200%		10	07/06/20	06/30/20	08/06/20
25	656100429	15,669,749.39	4.06000%	15,628,924.60 4.06000%		10	08/05/20	07/06/20	09/08/20
32	656100423	10,500,000.00	4.31000%	10,500,000.00 4.31000%		1	06/24/20	05/06/20	--
Totals		150,325,173.63		150,243,320.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	15,018.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	10,918.65	0.00	0.00	65,257.39	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	223.81	0.00	0.00	0.00
32	0.00	0.00	2,018.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	1,765.55	0.00	0.00	8,355.07	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	1,000.00	0.00	0.00	3,600.29	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	30,721.90	0.00	0.00	77,212.75	0.00	0.00	223.81	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		108,158.46

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Supplemental Notes
None

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